Segment Information (Segment Profit by Reportable Segment) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment profit	$ 1,701.6	$ 1,440.0	$ 1,434.1
Corporate	(187.6)	(133.1)	(146.7)
Total consolidated operating earnings	1,514.0	1,306.9	1,287.4
Pharmaceutical [Member]
Segment profit	1,328.9	1,011.4	1,048.4
Medical [Member]
Segment profit	$ 372.7	$ 428.6	$ 385.7